FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other comprehensive income:
Net income	$ 27,113	$ 21,607	$ 12,111
Comprehensive income attributable iKang Healthcare Group, Inc.	27,285	20,849	12,695
PARENT COMPANY
Other comprehensive income:
Net income	27,113	21,607	12,111
Other comprehensive income, foreign currency translation adjustment	172	(758)	584
Comprehensive income attributable iKang Healthcare Group, Inc.	$ 27,285	$ 20,849	$ 12,695